FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
Financial Instruments And Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

31.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

a)	Financial instruments classification and fair value

The main financial instruments, classified in accordance with the accounting principles, are as follows:

		2021		2020
	Level	Balance	Fair value	Balance	Fair value
Financial assets
Amortized cost (1)
Marketable securities – Cash investments	2	1,095	1,095	1,214	1,214
Accounts receivable from Customers and traders; Concession holders (transmission service)	2	4,482	4,482	4,534	4,534
Restricted cash	2	19	19	64	64
Accounts receivable from the State of Minas Gerais (AFAC)	2	13	13	12	12
Concession financial assets – CVA (Parcel ‘A’ Costs Variation Compensation) Account and Other financial components	3	2,148	2,148	133	133
Reimbursement of tariff subsidies	2	291	291	88	88
Low-income subsidy	2	47	47	43	43
Escrow deposits	2	1,155	1,155	1,056	1,056
Concession grant fee – Generation concessions	3	2,792	2,792	2,549	2,549
		12,042	12,042	9,693	9,693
Fair value through profit or loss
Cash equivalents – Cash investments		708	708	1,587	1,587
Marketable securities
Bank certificates of deposit (CDBs)		101	101	545	545
Treasury Financial Notes (LFTs)	1	178	178	731	731
Financial Notes – Banks	2	705	705	1,635	1,635
		1,692	1,692	4,498	4,498
Derivative financial instruments (Swaps)	3	1,219	1,219	2,949	2,949
Derivative financial instruments (Ativas and Sonda Put options)	3	—	—	3	3
Concession financial assets – Distribution infrastructure	3	718	718	559	559
Indemnifiable receivable – Generation	3	816	816	816	816
		4,445	4,445	8,825	8,825
		16,487	16,487	18,518	18,518
Financial liabilities
Amortized cost (1)
Loans, financing and debentures	2	(11,364)	(11,364)	(15,020)	(15,020)
Debt with pension fund (Forluz)	2	(385)	(385)	(473)	(473)
Deficit of pension fund (Forluz)	2	(539)	(539)	(540)	(540)
Concessions payable	3	(27)	(27)	(23)	(23)
Suppliers	2	(2,683)	(2,683)	(2,358)	(2,358)
Leasing transactions	2	(244)	(244)	(227)	(227)
Sector financial liabilities	2	(51)	(51)	(231)	(231)
		(15,293)	(15,293)	(18,872)	(18,872)
Fair value through profit or loss
Derivative financial instruments - Swaps	3	(6)	(6)	—	—
Derivative financial instruments (SAAG put options)	3	(636)	(636)	(536)	(536)
		(642)	(642)	(536)	(536)
		(15,935)	(15,935)	(19,408)	(19,408)

(1)	On December 31, 2021 and 2020, the book values of financial instruments reflect their fair values.

At initial recognition the Company measures its financial assets and liabilities at fair value and classifies them according to the accounting standards currently in effect. Fair value is a measurement based on assumptions that market participants would use in pricing an asset or liability, assuming that market participants act in their economic best interest. To increase consistency and comparability in fair value measurements and related disclosures, the fair value hierarchy categorizes into three levels the inputs to valuation techniques used to measure fair value as follows:

▪	Level 1 – Active market – Quoted prices: A financial instrument is considered to be quoted in an active market if the prices quoted are promptly and regularly made available by an exchange or organized over-the-counter market, by operators, by brokers or by a market association, by entities whose purpose is to publish prices, or by regulatory agencies, and if those prices represent regular arm’s length market transactions made without any preference.

▪	Level 2 – No active market – Valuation technique: For an instrument that does not have an active market, fair value should be found by using a method of valuation/pricing. Criteria such as data on the current fair value of another instrument that is substantially similar, or discounted cash flow analysis or option pricing models, may be used. Level 2 is based on information that is observable, either directly or indirectly. The objective of the valuation technique is to establish what would be the transaction price on the measurement date in an arm’s-length transaction motivated by business model.

▪	Level 3 – No active market – No observable inputs: Fair value is determined based on generally accepted valuation techniques, such as on discounted cash flow analysis or other valuation techniques, including non-observable data, such as the measurement at new replacement value (Valor novo de reposição, or VNR). Non-observable data should be used to measure fair value where significant observable data is not available, admitting situations in which there is little or no market activity at the measurement date. Non-observable data are developed using the best possible information available in the circumstances, which may include the entity’s own data.

The fair value hierarchy prioritizes information (inputs) from valuation techniques, and not the valuation techniques used for measurement of fair value. In some cases information is used from different hierarchy levels in measurement of fair value, and this is classified entirely in the same level of the fair value hierarchy applicable to the significant information of a lower level. For assets and liabilities that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization.

Fair value calculation of financial positions

Distribution infrastructure concession financial assets: These are measured at New Replacement Value (Valor novo de reposição, or VNR), according to criteria established by the Concession-granting power (‘Grantor’), based on fair value of the concession assets in service and which will be revertible at the end of the concession, and on the weighted average cost of capital (WACC) defined by the Grantor, which reflects the concession holder’s return on the operations of the concession. The VNR and the WACC are public information disclosed by the Grantor and by Cemig respectively. The gas distribution assets are measured at the construction cost adjusted by the General Market Prices Index (Índice Geral de Preços de Mercado – IGPM). Changes in concession financial assets are disclosed in Note 14.

Indemnifiable receivable – generation: measured at New Replacement Value (VNR), as per criteria set by regulations of the grantor power, based on the fair value of the assets to be indemnify at the end of the concession. For more information, see Note 14.2.

Marketable securities: Fair value of marketable securities is determined taking into consideration the market prices of the investment, or market information that makes such calculation possible, considering future interest rates and exchange of investments to similar securities. The market value of the security is deemed to be its maturity value discounted to present value by the discount rate obtained from the market yield curve.

Put options: The Company adopted the Black-Scholes-Merton method for measuring fair value of Sonda options. The fair value of these options was calculated on the basis of the estimated exercise price on the day of exercise of the option, less the fair value of the underlying shares, also estimated for the date of exercise, brought to present value at the reporting date.

Swaps: Fair value was calculated based on the market value of the security at its maturity adjusted to present value by the discount rate from the market yield curve.

Other financial liabilities: Fair value of its loans, financing and debentures were determined using 131.33% of the CDI rate – based on its most recent funding. For the loans, financing, debentures and debt renegotiated with Forluz, with annual rates between IPCA + 4.10% to 6.20% and CDI + 0.79% to 4.67%, Company believes that their carrying amount is approximated to their fair value.

b)	Derivative financial instruments

Put options

On December 31, 2021 and 2020, the options values were as follows:

	2021	2020
Put option – SAAG	636	536
Put / call options – Ativas and Sonda	—	(3)
	636	533

Put option – SAAG

Option contracts were signed between Cemig GT and the private pension entities that participate in the investment structure of SAAG (comprising FIP Melbourne, Parma Participações S.A. and FIP Malbec, jointly, ‘the Investment Structure’), giving those entities the right to sell units in the Funds that comprise the Investment Structure, at the option of the Funds, in the 84th (eighty-fourth) month from June 2014. The provision of exercise price of the Put Options will correspond to the amount invested by each private pension plan in the Investment Structure, updated pro rata temporis by the Expanded National Customer Price (IPCA) index published by the IBGE, plus interest at 7% per year, less such dividends and Interest on Equity as shall have been paid by SAAG to the pension plan entities. This option was considered to be a derivative instrument until the early exercise of the option (for further details, see the next topic of this note), of accounted at fair value through profit and loss, measured using the Black-Scholes-Merton (“BSM”) model.

Based on the analysis performed, a liability of R$636 was recorded in the Company’s financial statements (R$536 on December 31, 2020), for the difference between the exercise price and the estimated fair value of the assets. Since the option is due to be settled within twelve months after December 31, 2021, this amount was classified as current liabilities.

The changes in the value of the options are as follows:

Balance at December 31, 2018	419
Adjustment to fair value	64
Balance at December 31, 2019	483
Adjustment to fair value	53
Balance at December 31, 2020	536
Adjustment to fair value	100
Balance at December 31, 2021	636

This option can potentially dilute basic earning per share in the future; however, they have not caused dilution of earning per share in the years presented.

Early liquidation of Funds, and early maturity of put option

On September 9, 2020, the administrator of the FIP funds, Banco Modal S.A., notified its unit holders of the beginning of the early liquidation process of the funds Melbourne, Parma Participações S.A. and FIP Malbec, due to expiration of the period of 180 days from its resignation, and the resignation of the manager of the Fund, from their respective positions, without there having been any indication of new service providers, as specified in the Fund’s Regulations.

As established by contract, funds liquidation is one of the events that would result in expiration date of the option, which the private pension plan entities stated interest in exercising in the period from September 9 to October 2, 2020.

However, the Company’s management believes that the premises and conditions that were the grounds for the investment in Santo Antônio Energia and the legal structure of the various contracts signed for this purpose underwent substantial changes which resulted in the options imbalance.

Thus, using the contractual prerogative contained in the option instruments, the Company invoked the contractual mechanism of Amicable Resolution for the contractual terms negotiation with the private pension plan entities. Since the amicable negotiation failed succeed, the Company invoked the arbitration clause for resolution of conflict between the parties, which awaits the decision of the Brazil Canada Chamber of Commerce of the State of São Paulo.

The Company recorded the accounting effects of this contract in accordance with the contract’s original terms.

Ativas and Sonda options

The Company as successor of Cemig Telecom, and Sonda Procwork Outsourcing Informática signed a Purchase Option Agreement (issued by Cemig Telecom) and a Sale Option Agreement (issued by Sonda), which resulted in the Company simultaneously having a right (put option) and an obligation (call option) related to the shares held by the investee Ativas Datacenter S.A. (“Ativas”). The exercise price of the put option and the call option is equivalent to fifteen times and seventeen times, respectively, the adjusted net income of Ativas in the year prior to the exercise date. Both options, if exercised, result in the sale of the shares in Ativas, currently owned by the Company, and the exercise of one of the options results in nullity of the other. The options may be exercised as from January 1, 2021.

The put and call options in Ativas (‘the Ativas Options’) were measured at fair value and posted at their net value, i.e. the difference between the fair values of the two options on the reporting date of the financial statements for 2021.

The measurement has been made using the Black-Scholes-Merton (BSM) model. In the calculation of the fair value of the Ativas Options based on the BSM model, the following variables are taken into account: closing price of the underlying asset in June 30, 2021; the risk-free interest rate; the volatility of the price of the underlying asset; the time to maturity of the option; and the exercise prices on the exercise date.

The valuation base date is December 31, 2021, the same date as the closing of the Company’s Financial Statements, and the methodology used to calculate the fair value of the company is discounted cash flow (DCF) based on the value of the shares transaction of Ativas by Sonda, occurred on October 19, 2016. Maturity was calculated assuming exercise date between January 1, 2022 and March 31, 2022.This is the first opportunity for the exercise of the option, which will be available at the same period of the following years, since the option grants the Company the right of selling to Sonda its interests held in Ativas, as of 2021.

Considering that the exercise prices of the options are contingent upon the future financial results of Ativas, the estimated exercise prices on the maturity date was based on statistical analyses and information of comparable listed companies.

Swap transactions

Considering that part of the loans and financings of the Company’s subsidiaries is denominated in foreign currency, the companies use derivative financial instruments (swaps and currency options) to protect the servicing associated with these debts (principal plus interest).

The derivative financial instruments contracted have the purpose of protecting the operations against the risks arising from foreign exchange variation and are not used for speculative purposes.

In 2021, the Company began studies and contracted services in order to take measures aimed to diligent managing its liabilities, and reducing liquidity risk and exposure to foreign currency. In this context, on July 19, 2021, the Company opened a Tender Offer to acquire, for cash, foreign market debt securities it had issued, maturing in 2024, in the principal amount of US$500.

In alignment with Cash tender offer process, on June 7 and 8, 2021 the derivative financial instruments contracted, corresponding to US$500, were partially dismantled. As a result, the Company reported a gain of R$774.

To mitigate foreign exchange exposure until the date of repurchase, on June 4, 2021 the Company contracted a short-term hedge against variation in the value of the US dollar for a volume of US$600, locking in an exchange rate of R$5.0984/US$. The instrument contracted was a non-deliverable forward (NDF), which does not include physical delivery of the currency, providing the Company with a pre-agreed rate at the maturity, which was August 3, 2021. For more details, see Note 22.

On June 7 and December 6, 2021, the half-yearly settlements of interest in the swap took place, with a positive effect of R$400, resulting in a net cash inflow to the Company of R$340. The total amount of hedge settlement until December 31, 2021 was R$1,174, with net cash inflow of R$998. The results from the settlement of the NDF was R$24, with net cash inflow of R$24.

					Realized gain / loss
Assets	Liability	Maturity period	Trade market	Notional amount	2021	2020
US$ exchange variation + Rate (9.25% p.y.)	Local currency + R$ 151.99% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$1,000	1,019	329
US$ exchange variation + Rate (9.25% p.y.)	Local currency + R$125.52% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$500	155	166
US$ exchange variation higher R$5.0984	US$ exchange variation lower R$5.0954	August 03, 2021	Over the counter	US$600	24	—
					1,198	495

The notional amount of derivative transactions are not presented in the statement of financial position, since they refer to transactions that do not require cash as only the gains or losses actually incurred are recorded. The net result of those transactions on December 31, 2021 was a negative adjustment of R$538 (positive adjustment of R$1,753 on December 31, 2020), which was posted in finance income (expenses).

The counterparties of the derivative transactions are the banks Bradesco, Itaú, Goldman Sachs and BTG Pactual and Cemig is guarantor of the derivative financial instruments contracted by the Company. The counterparts of the NDF were Deutsche Bank, Bradesco, XP Inc. and Goldman Sachs.

This table presents the derivative instruments contracted by Company as of December 31, 2021 and 2020:

					Unrealized gain / loss		Unrealized gain / loss
Assets	Liability	Maturity period	Trade market	Notional amount (2)	Carrying amount 2021	Fair value 2021	Carrying amount 2020	Fair value 2020
US$ exchange variation + Rate (9.25% p.y.) (1)	R$151.99% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$500	873	706	1,772	2,110
US$ exchange variation + Rate (9.25% p.y.) (1)	R$125.52% of CDI	Interest: Half-yearly Principal: Dec. 2024	Over the counter	US$500	578	507	588	839
					1,451	1,213	2,360	2,949
Current asset						—		523
Non-current asset						1,219		2,426
Current liabilities						(6)		—

1)	For the US$1 billion Eurobond issued on December 2017: (i) for the principal, a call spread was contracted, with floor at R$ 3.25/US$ and ceiling at R$5.00/US$; and (ii) a swap was contracted for the total interest, for a coupon of 9.25% p.a. at an average rate equivalent to 150.49% of the CDI. In July 20 21, Cemig GT dismantled a total of US$500 of the original hedge issued. For the additional US$500 issuance of the same Eurobond issued on July 2018: (1) a call spread was contracted for the principal, with floor at R$3.85/US$ and ceiling at R$5.00/US$; and (2) a swap was contracted for the interest, resulting in a coupon of 9.25% p.a., with an average rate equivalent to 125.52% of the CDI rate The upper limit for the exchange rate in the hedge instrument contracted by the Company for the principal of the Eurobonds is R$5.00/US$. The instrument matures in December 2024. If the USD/BRL exchange rate is still over R$5.00 in December 2024, the company will disburse, on that date, the difference between the upper limit of the protection range and the spot dollar on that date. The Company is monitoring the possible risks and impacts associated with the dollar being valued above R$5.00, and assessing various strategies for mitigating the foreign exchange risk up to the maturity date of the transaction. The hedge instrument fully protects the payment of six-monthly interest, independently of the USD/BRL exchange rate.
2)	In millions of US$.

In accordance with market practice, the Company uses a mark-to-market method to measure its derivatives financial instruments for its Eurobonds. The principal indicators for measuring the fair value of the swap are the B3 future market curves for the DI rate and the dollar. The Black & Scholes model is used to price the call spread, and one of parameters of which is the volatility of the dollar, measured on the basis of its historic record over 2 years.

The fair value at December 31, 2021 was R$1,213 (R$2,949 in December 31, 2020), which would be the reference if Cemig GT would liquidate the financial instrument on that date, but the swap contracts protect the Company’s cash flow up to the maturity of the bonds in 2024 and they have carrying value of R$1,451 at December 31, 2021 (R$2,360 in December 31, 2020).

The Company is exposed to market risk due to having contracted this hedge, the principal potential impact being a change in future interest rates and/or the future exchange rates. Based on the futures curves for interest rates and dollar, Company prepare a sensitivity analyses and estimates that in a probable scenario its results at December 31, 2022 would be affected by the swap and call spread at the end of the period in the amount of R$133. The fair value of the financial instrument will be R$1,346, in which R$1,149 refers to the option (call spread) and R$197 refers to the swap.

The Company has measured the effects on its net income of reduction of the estimated fair value for the ‘probable’ scenario, analyzing sensitivity for the risks of interest rates, exchange rates and volatility changes, by 25% and 50%, as follows:

	Base scenario Dec. 31, 2021	‘Probable’ scenario:	‘Possible’ scenario exchange rate depreciation and interest rate increase 25%	‘Remote’ scenario: exchange rate depreciation and interest rate increase 50%
Swap (asset)	4,157	4,036	3,605	3,199
Swap (liability)	(3,943)	(3,839)	(3,902)	(3,963)
Option / Call spread	999	1,149	813	296
Derivative hedge instrument	1,213	1,346	516	(468)

The same methods of measuring marked to market of the derivative financial instruments described above were applied to the estimation of fair value.

c)	Financial risk management

Corporate risk management is a management tool that is part of the Company’s corporate governance practices, and is aligned with the process of planning, which sets the Company’s strategic business objectives.

The Company monitor the financial risk of transactions that could negatively affect the Company’s liquidity or profitability, recommending hedge protection strategies to minimize the its exposure to foreign exchange rate, interest rate and inflation risks, which are effective, in alignment with the Company’s business strategy.

The main risks to which the Company is exposed are as follows:

Exchange rate risk

The Company is exposed to the risk of appreciation in exchange rates, with effect on loans and financing, suppliers (energy purchased from Itaipu) and cash flow. For the debt denominated in foreign currency, the Company contracted a derivative financial instrument that protects the risks associated with the interest and principal, in the form of a swap and a call spread, respectively, in accordance with the hedge policy of the Company. The Company exposure to market risk associated to this instrument is described in the topic “Swap transaction” of this note. The risk exposure of Cemig D is mitigated by the account for compensation of variation of parcel A items (CVA).

The net exposure to exchange rates is as follows:

	2021		2020
Exposure to exchange rates	Foreign currency	R$	Foreign currency	R$
US dollar
Loans and financing (note 22)	(1,008)	(5,623)	(1,514)	(7,866)
Suppliers (Itaipu Binacional) (note 20)	(59)	(331)	(63)	(325)
	(1,067)	(5,954)	(1,577)	(8,191)
Net liabilities exposed		(5,954)		(8,191)

Sensitivity analysis

Based on information from its financial consultants, the Company estimates that in a probable scenario the variation of the exchange rates of foreign currencies in relation to the Real at the end of 2022 will be an deppreciation of the dollar by 8.61% to R$5.10. The Company has prepared a sensitivity analysis of the effects on the Company’s net income arising from variation in the Real exchange rate considering the increase of 25%, and 50%, in relation to this ‘probable’ scenario.

Risk: foreign exchange rate exposure	Base Scenario	‘Probable’ scenario US$1=R$5.10	‘Possible’ scenario Appreciation 25.00% US$1= R$6.38	‘Remote’ scenario Appreciation 50.00% US$1=R$7.65
US dollar
Loans and financings (note 22)	(5,623)	(5,139)	(6,429)	(7,709)
Suppliers (Itaipu Binacional) (note 20)	(331)	(303)	(378)	(454)
	(5,954)	(5,442)	(6,807)	(8,163)

Net liabilities exposed	(5,954)	(5,442)	(6,807)	(8,163)
Net effect of exchange rate fluctuation		512	(853)	(2,209)

Company has entered into swap operations to replace the exposure to the US dollar fluctuation with exposure to fluctuation in the CDI rate, as described on more detail in the item ‘Swap Transactions’ of this Note.

Interest rate risk

The Company is exposed to the risk of decrease in Brazilian domestic interest rates on December 31, 2021. This risk arises from the effect of variations in Brazilian interest rates on financial revenues from cash investments made by the Company, and also to the financial assets related to the CVA and other financial components, net of the effects on financial expenses associated to loans, financings and debentures in Brazilian currency, and also sectorial financial liabilities.

Part of the loans and financings in Brazilian currency comprises financings obtained from various financial agents that specify interest rates taking into account basic interest rates, the risk premium compatible with the companies financed, their guarantees, and the sector in which they operate.

The Company does not contract derivative financial instruments for protection from this risk. Variations in interest rates are continually monitored with the aim of assessing the need for contracting of financial instruments that mitigate this risk.

This exposure occurs as a result of net assets indexed to variation in interest rates, as follows:

Risk: Exposure to domestic interest rate changes	2021	2020
Assets
Cash equivalents – Cash investments (Note 6) – CDI	708	1,587
Marketable securities (Note 7) – CDI / SELIC	2,078	4,125
Restricted cash – CDI	19	64
CVA and in tariffs (Note 14) – SELIC	2,148	133
	4,953	5,909
Liabilities
Loans, financing and debentures (Note 22) – CDI	(1,458)	(2,310)
Loans, financing and debentures (Note 22) – TJLP	(21)	(73)
Sector financial liabilities (note 14)	(51)	(231)
	(1,530)	(2,614)
Net assets exposed	3,423	3,295

Sensitivity analysis

In relation to the most significant interest rate risk, Company estimates that, in a probable scenario, at December 31, 2022 Selic and TJLP rates will be 13.00% and 6.94%, respectively. The Company made a sensitivity analysis of the effects on its net income arising from increases in rates of 25% and 50% in relation to the ‘probable’ scenario. Fluctuation in the CDI rate accompanies the fluctuation of Selic rate.

	2021	2022
Risk: Increase in Brazilian interest rates	Book value	‘Probable’ scenario Selic 13.00% TJLP 6.94%	‘Possible’ scenario Selic 9.75% TJLP 5.21%	‘Remote’ scenario Selic 6.50% TJLP 3.47%
Assets
Cash equivalents (Note 6)	708	800	777	754
Marketable securities (Note 7)	2,078	2,348	2,281	2,213
Restricted cash	19	21	21	20
CVA and Other financial components – SELIC (Note 14)	2,148	2,427	2,357	2,288
	4,953	5,596	5,436	5,275
Liabilities
Loans and financing (Note 22) – CDI	(1,458)	(1,648)	(1,600)	(1,553)
Loans and financing (Note 22) – TJLP	(21)	(22)	(22)	(22)
Sector financial liabilities (Note 14)	(51)	(55)	(54)	(53)
	(1,530)	(1,725)	(1,676)	(1,628)

Net assets (liabilities) exposed	3,423	3,871	3,760	3,647
Net effect of fluctuation in interest rates		448	337	224

Increase in inflation risk

The Company is exposed to the risk of increase in inflation index on December 31, 2021. A portion of the loans, financings and debentures as well as the pension fund liabilities are adjusted using the IPCA (Expanded National Customer Price). The revenue is also adjusted using the IPCA and IGP-M index, mitigating part of the Company risk exposure.

This table presents the Company’s net exposure to inflation index:

Exposure to increase in inflation	2021	2020
Assets
Concession financial assets related to Distribution infrastructure - IPCA (1)	718	559
Receivable from Minas Gerais state government (AFAC) – IGPM (Note 11 and 30)	13	12
Concession Grant Fee – IPCA (Note 14)	2,792	2,549
	3,523	3,120

Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 22)	(4,322)	(4,863)
Debt with pension fund (Forluz) – IPCA (Note 24)	(385)	(473)
Deficit of pension plan (Forluz) – IPCA (Note 24)	(539)	(540)
	(5,246)	(5,876)
Net assets (liabilities) exposed	(1,723)	(2,756)

(1) Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (Aneel) after the 4rd tariff review cycle.

Sensitivity analysis

In relation to the most significant risk of reduction in inflation index, reflecting the consideration that the Company has more assets than liabilities indexed to inflation indexes, the Company estimates that, in a probable scenario, at December 31, 2022 the IPCA inflation index will be 6.68% and the IGPM inflation index will be 11.46%. The Company has prepared a sensitivity analysis of the effects on its net income arising from an increase in inflation of 25% and 50% in relation to the ‘probable’ scenario.

	2021	2022
Risk: increase in inflation	Amount Book value	‘Probable’ scenario IPCA 6.68% IGPM 11.46%	‘Possible’ scenario (25%) IPCA 8.35% IGPM 14.33%	‘Remote’ scenario (50%) IPCA 10.02% IGPM 17.19%
Assets
Concession financial assets related to Distribution infrastructure – IPCA (1)	718	766	778	790
Accounts receivable from Minas Gerais state government (AFAC) – IGPM index (Note 11 and 30)	13	14	15	15
Concession Grant Fee – IPCA (Note 14)	2,792	2,979	3,025	3,072
	3,523	3,759	3,818	3,877

Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 22)	(4,322)	(4,611)	(4,683)	(4,755)
Debt agreed with pension fund (Forluz) – IPCA (Note 24)	(385)	(411)	(417)	(424)
Deficit of pension plan (Forluz) (Note 24)	(539)	(575)	(584)	(593)
	(5,246)	(5,597)	(5,684)	(5,772)
Net liability exposed	(1,723)	(1,838)	(1,866)	(1,895)
Net effect of fluctuation in IPCA and IGP–M indexes		(115)	(143)	(172)

(1) Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (Aneel) after the 4rd tariff review cycle.

Liquidity risk

Cemig has sufficient cash flow to cover the cash needs related to its operating activities.

The Company manages liquidity risk with a group of methods, procedures and instruments that are coherent with the complexity of the business, and applied in permanent control of the financial processes, to guarantee appropriate risk management.

Cemig manages liquidity risk by permanently monitoring its cash flow in a budget-oriented manner. Balances are projected monthly, for each one of the companies, over a period of 12 months, and daily liquidity is projected over 180 days.

Short-term investments must comply with investing principles established in the Company’s Cash Investment Policy. These include applying its resources in private credit investment funds, without market risk, and investment of the remainder directly in bank CDs or repo contracts which earn interest at the CDI rate.

In managing cash investments, the Company seeks to obtain profitability through a rigid analysis of financial institutions’ credit risk, applying operational limits for each bank, based on assessments that take into account their ratings, exposures and balance sheet. It also seeks greater returns on investments by strategically investing in securities with longer investment maturities, while bearing in mind the Company’s minimum liquidity control requirements.

Any reduction in the Company’s ratings could result in a reduction of its ability to obtain new financing and could also make refinancing of debts not yet due more difficult or more costly. In this situation, any financing or refinancing of the Company’s debt could have higher interest rates or might require compliance with more onerous covenants, which could additionally cause restrictions to the operations of the business.

The flow of payments of the Company’s obligation to suppliers, debts with the pension fund, loans, financing and debentures, at floating and fixed rates, including future interest up to contractual maturity dates, is as follows:

	Up to 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
Financial instruments at interest rates:
- Floating rates
Loans, financing and debentures	60	967	1,126	10,398	930	13,481
Onerous concessions	—	1	3	13	15	32
Debt with pension plan (Forluz) (Note 24)	14	28	129	269	—	440
Deficit of the pension plan (FORLUZ) (Note 24)	6	12	57	331	482	888
	80	1,008	1,315	11,011	1,427	14,841
- Fixed rate
Suppliers	2,419	264	—	—	—	2,683
	2,499	1,272	1,315	11,011	1,427	17,524

Credit risk

The distribution concession contract requires levels of service on a very wide basis within the concession area, and disconnection of supply of defaulting customers is permitted. Additionally, the Company uses numerous tools of communication and collection to avoid increase in default. These include telephone contact, emails, text messages, collection letters, posting of customers with credit protection companies, and collection through the courts.

The risk arising from the possibility of Cemig and its subsidiaries incurring losses as a result of difficulty in receiving amounts billed to its customers is considered to be low. The credit risk is also reduced by the extremely wide customers’ base.

The allowance for doubtful accounts receivable recorded on December 31, 2021, considered to be adequate in relation to the credits in arrears receivable by the Company, was R$833 (R$712 on December 31, 2020).

Company manage the counterparty risk of financial institutions based on an internal policy, applied since 2004.

This Policy assesses and scales the credit risks of the institutions, the liquidity risk, systemic risk related to macroeconomic and regulatory conditions, the market risk of the investment portfolio and the Treasury operational risk.

All investments are made in financial securities that have fixed-income characteristics, always indexed to the CDI rate. The Company does not carry out any transactions that would bring volatility risk into its financial statements.

As a management instrument, Company divide the investment of its funds into direct purchases of securities (own portfolio) and investment funds. The investment funds invest the funds exclusively in fixed income products, having companies of the Group as the only unit holders. They obey the same policy adopted in the investments for the Company’s directly-held own portfolio.

The minimum requirements for concession of credit to financial institutions are centered on three items:

1.	Minimum Brazilian long-term rating of ‘BBB’ (bra), ‘brBBB’ or ‘Baa2’ by any of the agencies: Fitch Ratings, Moody’s or Standard & Poor’s.
2.	Equity greater than R$800.
3.	Basel ratio one percentage point above the minimum set by the Brazilian Central Bank.

The quality of the financial institutions’ credit portfolio is another indicator that is monitored and may result in reduction of the institution’s limit.

Banks that exceed these thresholds are classified in three groups, in accordance with their equity value, plus a specific segment comprising those whose credit risk is associated only with federal government, and within this classification, limits of concentration by group and by institution are set:

		Limit per bank (% of equity) (1) (2)
Group	Equity	AAA	AA	A	BBB
Federal Risk	-	10%	10%	10%	10%
A1	Equal or over R$10 billion	9%	8%	7%	6%
A2	Between R$5 billion and R$10 billion	8%	7%	6%	5%
A3	Between R$2 billion and R$5 billion	7%	6%	5%	4%
A4	Between R$800 million and R$2 billion	6%	5%	4%	—

1.	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.
2.	When the institution has different ratings from different risk rating agencies, the rating that is most favorable for the institution is taken into account.

Further to these points, Cemig also sets two concentration limits:

1.	No bank may have more than 30% of the Group’s portfolio.
2.	The banks in the ‘Federal risk’, ‘A1’ and ‘A2’ groups must concentrate at least 50% of the total of the funds available, comprising investments held in the Investment Funds and in the own portfolio, excluding public securities.

The Company only permits investments in securities of non-financial companies that have a rating equal to or higher than the most recent rating of the Company published by the risk rating agencies Fitch Rating, Moody’s or Standard & Poor’s.

COVID-19 Pandemic – Risks and uncertainties related to Cemig’s business

The Company’s assessment concerning the risks and potential impacts of Covid-19 are disclosed in Note 1c.

Risk of over-contracting and under-contracting of energy supply

Sale or purchase of energy supply in the spot market to cover a positive or negative exposure of supply contracted, to serve the captive market of Cemig D, is an inherent risk to the energy distribution business. The regulatory agent limits for 100% pass-through to customers the exposure to the spot market, valued at the difference between the distributor’s average purchase price and the spot price (PLD), is only the margin between 95% and 105% of the distributor’s contracted supply. Any exposure that can be proved to have arisen from factors outside the distributor’s control (‘involuntary exposure’) may also be passed through in full to customers. Company’s management is continually monitories its contracts for purchase of energy supply to mitigate the risk of exposure to the spot market.

On April 07, 2020, Aneel expanded the limit of total amount of energy that can be declared by energy distributors in the process of the mechanism for the sale of surplus (‘Mecanismo de Venda de Excedentes’ - MVE), during 2020, from 15% to 30%, for the purpose of facilitating contractual reductions, considering the scenario caused by Covid-19 pandemic.

On May 18, 2020, the Decree 10,350/2020 authorized the creation and management of the Covid Account by the CCEE (Power Trading Exchange), whose purposes includes the coverage of the financial effects of over contracting caused by the pandemic. The amount estimated for this coverage was R$212. The Decree also added a sub-item to Article 3 of the Decree 5,163/2004, reducing the charge arising from the effects of the Covid-19 pandemic, calculated in accordance with an Aneel regulation, as one of the possible items to be treated as involuntary over contracting, and as a result passed through to customers.

Risk of continuity of the concession

The risk to continuity of the distribution concession arises from the new terms included in the extension of Cemig D’s concession for 30 years from January 1, 2016, as specified by Law 12,783/13. The extension introduced changes to the present contract, conditional upon compliance by the distributor to the new criteria for quality, and for economic and financial sustainability.

Non-compliance with the quality criteria for three consecutive years, or the minimum parameters for economic/financial sustainability for two consecutive years, results in opening of proceedings for termination of the concession.

The efficiency criteria for continuity of supply and for economic and financial management, required to maintain the distribution concession, were met in the year ended December 31, 2021.

Hydrological risk

The greater part of the energy sold by the Company’s subsidiaries is generated by hydroelectric plants. A prolonged period of drought can result in lower water volumes in the reservoirs of these plants, which can lead to an increase in the cost of acquisition of energy, due to replacement by thermoelectric generation, or reduction of revenues due to reduction in consumption caused by implementation of wide-ranging programs for saving of energy. Prolongation of the generation of energy using the thermal plants could pressure costs of acquisition of supply for the distributors, causing a greater need for cash, and could result in future increases in tariffs.

The Company continuously monitors the position of its energy balance and the risk position of power purchase contracting, in order to ensure that transactions are consistent with its objectives and corporate strategy.

Risk of debt early maturity

The Company’s subsidiaries have loan contracts with restrictive covenants normally applicable to this type of transaction, related to compliance with a financial index. Non-compliance with these covenants could result in earlier maturity of debts.

On December 31, 2021, the Company were in compliance with all the financial requiring half-yearly and annual compliance. More details in Note 22.

Capital management

This table shows comparisons of the Company’s net liabilities and its Equity on December 31, 2021 and 2020:

	2021	2020
Total liabilities	32,584	36,605
(–) Cash and cash equivalents	(825)	(1,680)
(–) Restricted cash	(19)	(64)
Net liabilities	31,740	34,861

Total equity	19,462	17,478
Net liabilities / equity	1.62	1.99